Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	ROCHDALE INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001057120
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 18, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 18, 2012
Rochdale Large Growth Portfolio (Prospectus Summary) | Rochdale Large Growth Portfolio | Rochdale Large Growth Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIMGX
Rochdale Large Value Portfolio (Prospectus Summary) | Rochdale Large Value Portfolio | Rochdale Large Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIMVX
Rochdale Dividend & Income Portfolio (Prospectus Summary) | Rochdale Dividend & Income Portfolio | Rochdale Dividend & Income Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIMHX
Rochdale Intermediate Fixed Income Portfolio (Prospectus Summary) | Rochdale Intermediate Fixed Income Portfolio | Rochdale Intermediate Fixed Income Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIMCX
Rochdale Fixed Income Opportunities Portfolio (Prospectus Summary) | Rochdale Fixed Income Opportunities Portfolio | Rochdale Fixed Income Opportunities Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIMOX
Rochdale Emerging Markets Portfolio (Prospectus Summary) | Rochdale Emerging Markets Portfolio | Rochdale Emerging Markets Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIMIX

Rochdale Large Growth Portfolio (Prospectus Summary) | Rochdale Large Growth Portfolio
Rochdale Large Growth Portfolio
Investment Objective
The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Rochdale Large Growth Portfolio
Redemption Fee (as a percentage of amount redeemed within 45 days or less of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rochdale Large Growth Portfolio
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.65%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.41%
[1]	The Total Annual Fund Operating Expenses for the Portfolio do not correlate to the "Ratio of expenses to average net assets: Before fees waived and expenses absorbed/recouped" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rochdale Large Growth Portfolio	144	447	772	1,691

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual
Fund Operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 29.58% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests in equity securities of select large growth-style companies. Generally, the Portfolio will invest, under normal conditions, at least 80% of its net assets in large U.S. companies with market capitalizations similar to those securities included in indices generally regarded as large-cap, such as the S&P 500 Index. As of
December 31, 2011, the benchmark S&P 500/Citi Growth Index ranged in capitalization from $2.415 billion to $406.272 billion, and the weighted average market capitalization of the Portfolio was $30.512 billion.
Growth companies and industries are those expected to grow earnings and revenues faster than does the average company or industry. Within the large-cap growth universe, Rochdale Investment Management LLC (the
"Advisor") assesses multiple fundamental criteria to identify the most attractive companies for investment. Such fundamental criteria include price to earnings ratio, earnings growth rate, revenue growth rate, return on equity, debt to equity ratio and margin. The Advisor's multi
-factor approach is a methodology that ranks each industry and company according to specific fundamental factors, such as valuation, growth, and quality factors. The Advisor then invests predominantly in top-
ranked companies within the top-ranked industries with a view to providing investors with the returns and risks associated with broadly diversified exposure to the large-cap growth asset class. Consistent with the Portfolio's investment objective, the Portfolio seeks incremental outperformance relative to the broad large-cap growth market over the long term. The Advisor regularly monitors the fundamentals of each company and will sell a company whose fundamentals ranking, valuation, or other factors no longer meets our criteria.  In addition, the Portfolio is permitted to lend its securities to broker-dealers and other institutional investors in order to generate additional income.
Such loans of Portfolio securities may not exceed one-half of the value of the Portfolio's total assets.
Principal Investment Risks
As with all mutual funds, there is the risk that you could lose money on your investment in the Portfolio. The principal risks that could adversely affect the value of your investment include:

o  General Market Risk - The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.
   Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole.

o  Management Risk - The risk that the Advisor's security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.

o  Equity Market Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The market may also undervalue the stocks held by the Portfolio.
   Additionally, a rise in interest rates may result in a decline in the equity market.

o  Growth Stock Risk - The risk that growth style companies lose value or move out of favor. Growth style companies also may be more sensitive to changes in current or expected earnings than the prices of other stocks.

o  Security Lending Risk - The risks associated with lending securities consist of declines in the value of the collateral, possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty.
Performance
The following performance information indicates some of the risks of investing in the Portfolio. The bar chart provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's total return has varied for annual periods through December 31, 2011.
Following the bar chart is the Portfolio's highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Portfolio's average return over time compared with broad-based market indices. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance is available at www.rochdale.com.
Calendar Year Total Returns

Quarterly Return Quarter Ended Highest 18.69% 9/30/2009 Lowest -24.52% 9/30/2011
Average Annual Total Return as of December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Rochdale Large Growth Portfolio	Return Before Taxes	(19.25%)	(4.07%)	(1.16%)
Rochdale Large Growth Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(19.25%)	(4.16%)	(1.22%)
Rochdale Large Growth Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(12.52%)	(3.42%)	(0.98%)
Rochdale Large Growth Portfolio S&P 500/Citigroup Growth Index	S&P 500/Citigroup Growth Index (reflects no deduction for fees, expenses or taxes)	4.65%	2.38%	2.84%
Rochdale Large Growth Portfolio Lipper Large-Cap Growth Category Average	Lipper Large-Cap Growth Category Average	(1.93%)	0.95%	1.93%

After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. The "Return After Taxes on
Distributions and Sale of Fund shares" may be higher than other return figures because when a capital loss occurs upon redemption of Portfolio shares, a tax deduction is provided that benefits the investor.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 13, 2012
Rochdale Large Growth Portfolio (Prospectus Summary) | Rochdale Large Growth Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rochdale Large Growth Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual
Fund Operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 29.58% of the average value of its
		portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.58%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Portfolio do not correlate to the "Ratio of expenses to average net assets: Before fees waived and expenses absorbed/recouped" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's
		operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio invests in equity securities of select large growth-style companies. Generally, the Portfolio will invest, under normal conditions, at least 80% of its net assets in large U.S. companies with market capitalizations similar to those securities included in indices generally regarded as large-cap, such as the S&P 500 Index. As of
December 31, 2011, the benchmark S&P 500/Citi Growth Index ranged in capitalization from $2.415 billion to $406.272 billion, and the weighted average market capitalization of the Portfolio was $30.512 billion.
Growth companies and industries are those expected to grow earnings and revenues faster than does the average company or industry. Within the large-cap growth universe, Rochdale Investment Management LLC (the
"Advisor") assesses multiple fundamental criteria to identify the most attractive companies for investment. Such fundamental criteria include price to earnings ratio, earnings growth rate, revenue growth rate, return on equity, debt to equity ratio and margin. The Advisor's multi
-factor approach is a methodology that ranks each industry and company according to specific fundamental factors, such as valuation, growth, and quality factors. The Advisor then invests predominantly in top-
ranked companies within the top-ranked industries with a view to providing investors with the returns and risks associated with broadly diversified exposure to the large-cap growth asset class. Consistent with the Portfolio's investment objective, the Portfolio seeks incremental outperformance relative to the broad large-cap growth market over the long term. The Advisor regularly monitors the fundamentals of each company and will sell a company whose fundamentals ranking, valuation, or other factors no longer meets our criteria.  In addition, the Portfolio is permitted to lend its securities to broker-dealers and other institutional investors in order to generate additional income.
Such loans of Portfolio securities may not exceed one-half of the value
		of the Portfolio's total assets.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	As with all mutual funds, there is the risk that you could lose money on your investment in the Portfolio. The principal risks that could adversely affect the value of your investment include:

o  General Market Risk - The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.
   Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole.

o  Management Risk - The risk that the Advisor's security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.

o  Equity Market Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The market may also undervalue the stocks held by the Portfolio.
   Additionally, a rise in interest rates may result in a decline in the equity market.

o  Growth Stock Risk - The risk that growth style companies lose value or move out of favor. Growth style companies also may be more sensitive to changes in current or expected earnings than the prices of other stocks.

o  Security Lending Risk - The risks associated with lending securities consist of declines in the value of the collateral, possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower
		experience financial difficulty.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money on your investment in the Portfolio.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Portfolio. The bar chart provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's total return has varied for annual periods through December 31, 2011.
Following the bar chart is the Portfolio's highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Portfolio's average return over time compared with broad-based market indices. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance
		is available at www.rochdale.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Portfolio.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rochdale.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) will not necessarily continue in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	Quarterly Return Quarter Ended Highest 18.69% 9/30/2009 Lowest -24.52% 9/30/2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund shares" may be higher than other return figures because when a capital loss occurs upon redemption of Portfolio shares, a tax deduction is provided that benefits the investor.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. The "Return After Taxes on
Distributions and Sale of Fund shares" may be higher than other return figures because when a capital loss occurs upon redemption of Portfolio
		shares, a tax deduction is provided that benefits the investor.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2011
Rochdale Large Growth Portfolio (Prospectus Summary) | Rochdale Large Growth Portfolio | S&P 500/Citigroup Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500/Citigroup Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.84%
Rochdale Large Growth Portfolio (Prospectus Summary) | Rochdale Large Growth Portfolio | Lipper Large-Cap Growth Category Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Growth Category Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.93%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.93%
Rochdale Large Growth Portfolio (Prospectus Summary) | Rochdale Large Growth Portfolio | Rochdale Large Growth Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 45 days or less of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	447
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	772
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,691
Annual Return 2002	rr_AnnualReturn2002	(25.29%)
Annual Return 2003	rr_AnnualReturn2003	23.21%
Annual Return 2004	rr_AnnualReturn2004	6.22%
Annual Return 2005	rr_AnnualReturn2005	2.24%
Annual Return 2006	rr_AnnualReturn2006	9.59%
Annual Return 2007	rr_AnnualReturn2007	8.38%
Annual Return 2008	rr_AnnualReturn2008	(38.09%)
Annual Return 2009	rr_AnnualReturn2009	23.11%
Annual Return 2010	rr_AnnualReturn2010	21.79%
Annual Return 2011	rr_AnnualReturn2011	(19.25%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.52%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.25%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.07%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.16%)
Rochdale Large Growth Portfolio (Prospectus Summary) | Rochdale Large Growth Portfolio | Rochdale Large Growth Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.25%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.16%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.22%)
Rochdale Large Growth Portfolio (Prospectus Summary) | Rochdale Large Growth Portfolio | Rochdale Large Growth Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.52%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.42%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.98%)

[1]	The Total Annual Fund Operating Expenses for the Portfolio do not correlate to the "Ratio of expenses to average net assets: Before fees waived and expenses absorbed/recouped" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.

Rochdale Large Value Portfolio (Prospectus Summary) | Rochdale Large Value Portfolio
Rochdale Large Value Portfolio
Investment Objective
The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Rochdale Large Value Portfolio
Redemption Fee (as a percentage of amount redeemed within 45 days or less of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rochdale Large Value Portfolio
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.66%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	1.43%
[1]	The Total Annual Fund Operating Expenses for the Portfolio do not correlate to the "Ratio of expenses to average net assets: Before fees waived and expenses absorbed/recouped" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5%
return each year and that the Portfolio's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rochdale Large Value Portfolio	146	453	782	1,714

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 27.54% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests in equity securities of select large value-style companies. Generally, the Portfolio will invest, under normal conditions, at least 80% of its net assets in large U.S. companies with market capitalizations similar to those securities included in indices generally regarded as large-cap, such as the S&P 500 Index. As of December 31, 2011, the benchmark S&P 500/Citi Value Index ranged in capitalization from $1.572 billion to $406.272 billion, and the weighted average market capitalization of the Portfolio was $17.914 billion. Value companies and industries are typically characterized by their relatively lower price-to-book, price-to-cash flow and price-to-
sales measures as well as higher dividend yield. Within the large-cap value universe, the Advisor assesses multiple fundamental criteria to identify the most attractive companies for investment. Such fundamental criteria include price to earnings ratio, earnings growth rate, revenue growth rate, return on equity, debt to equity ratio and margin. The
Advisor's multi-factor approach is a methodology that seeks to rank each industry and company according to specific fundamental factors, such as such as valuation, growth, and quality factors. The Advisor then invests predominantly in top-ranked companies within the top-ranked industries with a view to providing investors with the returns and risks associated with broadly diversified exposure to the large-cap value asset class.
Consistent with the Portfolio's investment objective, the Portfolio seeks incremental outperformance relative to the broad large-cap value market over the long term. The Advisor regularly monitors the fundamentals of each company and will sell a company whose fundamentals ranking, valuation, or other factors no longer meets our criteria.  In addition, the Portfolio is permitted to lend its securities to broker-dealers and other institutional investors in order to generate additional income. Such loans of Portfolio securities may not exceed one-half of the value of the Portfolio's total assets.
Principal Investment Risks
As with all mutual funds, there is the risk that you could lose money on your investment in the Portfolio. The principal risks that could adversely affect the value of your investment include:

o  General Market Risk - The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole.

o  Management Risk - The risk that the Advisor's security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.

o  Equity Market Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The market may also undervalue the stocks held by the Portfolio. Additionally, a rise in interest rates may result in a decline in the equity market.

o  Value Stock Risk - The risk that value style companies lose value or move out of favor. Value stocks also may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.

o  Security Lending Risk - The risks associated with lending securities consist of declines in the value of the collateral, possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty.
Performance
The following performance information indicates some of the risks of investing in the Portfolio. The bar chart provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's total return has varied for annual periods through December 31, 2011. Following the bar chart is the Portfolio's highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the
Portfolio's average return over time compared with broad-based market indices. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance is available at
www.rochdale.com.
Calendar Year Total Returns

Quarterly Return Quarter Ended Highest 19.30% 9/30/2009 Lowest -27.48% 9/30/2011
Average Annual Total Return as of December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Rochdale Large Value Portfolio	Return Before Taxes	(22.16%)	(8.61%)	(0.87%)
Rochdale Large Value Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(22.16%)	(8.78%)	(1.14%)
Rochdale Large Value Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(14.41%)	(7.05%)	(0.66%)
Rochdale Large Value Portfolio S&P 500/Citigroup Value Index	S&P 500/Citigroup Value Index (reflects no deduction for fees, expenses or taxes)	(0.48%)	(2.96%)	2.87%
Rochdale Large Value Portfolio Lipper Large-Cap Value Category Average	Lipper Large-Cap Value Category Average	(2.19%)	(2.68%)	2.85%

After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. The "Return After Taxes on Distributions and
Sale of Fund shares" may be higher than other return figures because when a capital loss occurs upon redemption of Portfolio shares, a tax deduction is provided that benefits the investor.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 13, 2012
Rochdale Large Value Portfolio (Prospectus Summary) | Rochdale Large Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rochdale Large Value Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 27.54% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.54%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Portfolio do not correlate to the "Ratio of expenses to average net assets: Before fees waived and expenses absorbed/recouped" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5%
return each year and that the Portfolio's operating expenses remain
		the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio invests in equity securities of select large value-style companies. Generally, the Portfolio will invest, under normal conditions, at least 80% of its net assets in large U.S. companies with market capitalizations similar to those securities included in indices generally regarded as large-cap, such as the S&P 500 Index. As of December 31, 2011, the benchmark S&P 500/Citi Value Index ranged in capitalization from $1.572 billion to $406.272 billion, and the weighted average market capitalization of the Portfolio was $17.914 billion. Value companies and industries are typically characterized by their relatively lower price-to-book, price-to-cash flow and price-to-
sales measures as well as higher dividend yield. Within the large-cap value universe, the Advisor assesses multiple fundamental criteria to identify the most attractive companies for investment. Such fundamental criteria include price to earnings ratio, earnings growth rate, revenue growth rate, return on equity, debt to equity ratio and margin. The
Advisor's multi-factor approach is a methodology that seeks to rank each industry and company according to specific fundamental factors, such as such as valuation, growth, and quality factors. The Advisor then invests predominantly in top-ranked companies within the top-ranked industries with a view to providing investors with the returns and risks associated with broadly diversified exposure to the large-cap value asset class.
Consistent with the Portfolio's investment objective, the Portfolio seeks incremental outperformance relative to the broad large-cap value market over the long term. The Advisor regularly monitors the fundamentals of each company and will sell a company whose fundamentals ranking, valuation, or other factors no longer meets our criteria.  In addition, the Portfolio is permitted to lend its securities to broker-dealers and other institutional investors in order to generate additional income. Such loans of Portfolio securities may not exceed one-half of the value of
		the Portfolio's total assets.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	As with all mutual funds, there is the risk that you could lose money on your investment in the Portfolio. The principal risks that could adversely affect the value of your investment include:

o  General Market Risk - The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole.

o  Management Risk - The risk that the Advisor's security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.

o  Equity Market Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The market may also undervalue the stocks held by the Portfolio. Additionally, a rise in interest rates may result in a decline in the equity market.

o  Value Stock Risk - The risk that value style companies lose value or move out of favor. Value stocks also may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.

o  Security Lending Risk - The risks associated with lending securities consist of declines in the value of the collateral, possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience
		financial difficulty.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money on your investment in the Portfolio.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Portfolio. The bar chart provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's total return has varied for annual periods through December 31, 2011. Following the bar chart is the Portfolio's highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the
Portfolio's average return over time compared with broad-based market indices. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance is available at
		www.rochdale.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Portfolio.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rochdale.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) will not necessarily continue in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	Quarterly Return Quarter Ended Highest 19.30% 9/30/2009 Lowest -27.48% 9/30/2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund shares" may be higher than other return figures because when a capital loss occurs upon redemption of Portfolio shares, a tax deduction is provided that benefits the investor.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. The "Return After Taxes on Distributions and
Sale of Fund shares" may be higher than other return figures because when a capital loss occurs upon redemption of Portfolio shares, a tax deduction
		is provided that benefits the investor.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2011
Rochdale Large Value Portfolio (Prospectus Summary) | Rochdale Large Value Portfolio | S&P 500/Citigroup Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500/Citigroup Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.48%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.96%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.87%
Rochdale Large Value Portfolio (Prospectus Summary) | Rochdale Large Value Portfolio | Lipper Large-Cap Value Category Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Value Category Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.19%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.68%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.85%
Rochdale Large Value Portfolio (Prospectus Summary) | Rochdale Large Value Portfolio | Rochdale Large Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 45 days or less of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	453
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,714
Annual Return 2002	rr_AnnualReturn2002	(22.97%)
Annual Return 2003	rr_AnnualReturn2003	27.10%
Annual Return 2004	rr_AnnualReturn2004	13.32%
Annual Return 2005	rr_AnnualReturn2005	9.01%
Annual Return 2006	rr_AnnualReturn2006	18.92%
Annual Return 2007	rr_AnnualReturn2007	3.34%
Annual Return 2008	rr_AnnualReturn2008	(40.77%)
Annual Return 2009	rr_AnnualReturn2009	10.31%
Annual Return 2010	rr_AnnualReturn2010	21.32%
Annual Return 2011	rr_AnnualReturn2011	(22.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.48%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(22.16%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.61%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.87%)
Rochdale Large Value Portfolio (Prospectus Summary) | Rochdale Large Value Portfolio | Rochdale Large Value Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(22.16%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.78%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.14%)
Rochdale Large Value Portfolio (Prospectus Summary) | Rochdale Large Value Portfolio | Rochdale Large Value Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.41%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(7.05%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.66%)

[1]	The Total Annual Fund Operating Expenses for the Portfolio do not correlate to the "Ratio of expenses to average net assets: Before fees waived and expenses absorbed/recouped" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.

Rochdale Dividend & Income Portfolio (Prospectus Summary) | Rochdale Dividend & Income Portfolio
Rochdale Dividend & Income Portfolio
Investment Objective
The Portfolio seeks to provide significant income and,
as a secondary focus, long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Rochdale Dividend & Income Portfolio
Redemption Fee (as a percentage of amount redeemed within 45 days or less of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rochdale Dividend & Income Portfolio
Management Fees		0.65%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.50%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.41%
[1]	The Total Annual Fund Operating Expenses for the Portfolio do not correlate to the "Ratio of expenses to average net assets: Before fees waived and expenses absorbed/recouped" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rochdale Dividend & Income Portfolio	144	447	772	1,691

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 20.60% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests primarily in income-generating securities, including dividend-paying equity and fixed income securities. Generally, the Portfolio will invest at least 50% of its assets in dividend-paying equity securities. Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities and real estate investment trusts ("REITS"). Companies of any size may be considered for investment. Equity investments consist primarily of domestic securities, but the Portfolio also may invest up to 25% of its total assets in dividend-
and income-generating foreign securities, including those of emerging markets. The Portfolio may invest in debt securities of any maturity or duration including those from corporate and municipal issuers as well as asset-backed securities. No more than 15% of the Portfolio's assets at cost may be invested in debt securities, convertible securities, or preferred stocks deemed below investment grade (also known as "Junk Bonds"). The
Portfolio may invest in debt securities of any maturity or duration including those from both corporate and municipal issuers as well as asset-
backed securities. The Advisor expects that the equity securities in which it invests will generate a higher yield and have lower price/earnings than similar funds over the long term, although there can be no assurance that the Portfolio will do so.

In selecting equity securities, the Advisor will seek companies that pay above-average, stable dividend yields and have the ability to grow yields over time. In selecting fixed income securities for the Portfolio, the
Advisor seeks securities with attractive rates of current income with consideration to the credit quality of the issuer and the maturity, duration, and other characteristics of the obligation. Once purchased, companies are monitored for changes in their fundamentals and in industry conditions.
Nevertheless, the Portfolio may continue to own a security as long as the dividend or interest yields satisfy the Portfolio's objectives, the credit quality meets the Advisor's fundamental criteria, valuation is attractive, and industry trends remain favorable.
Principal Investment Risks
As with all mutual funds, there is the risk that you could lose money on your investment in the Portfolio. Risks that could adversely affect the value of your investment include:

o  General Market Risk - The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole.

o  Management Risk - The risk that the Advisor's security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.

o  Interest Rate Risk - Interest rate changes may cause the prices of fixed-income securities held by the Portfolio to fall. This risk may affect lower rated securities and floating rate securities to a greater extent than other types of debt securities, Additionally, especially during periods of declining interest rates, borrowers may pay back principal before the scheduled due date, requiring the Portfolio to replace a particular loan or bond with another, lower-yield security.

o  Equity Market Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of the issuer may be limited. The market may also undervalue the stocks held by the Portfolio. Additionally, a rise in interest rates may result in a decline in the equity market.

o  Real Estate Investment Trusts ("REITs") Risk - REITs' share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment.

o  Foreign Securities Risk - Foreign securities may be adversely affected by foreign economic and political conditions, currency fluctuations, taxation policies, and/or accounting and auditing standards. Such risks may be greater in the case of investments in emerging markets.

o  Small and Medium-Size Company Risk - The stocks held by the Portfolio may include smaller companies, which are typically more volatile and less liquid than larger companies.

o  Dividend Tax Treatment Risk - The risk that there is a significant change in legislation or policy affecting taxation on dividends.

o  High Yield Bond Risk - High yield bonds are considered speculative under traditional investment standards. High yield bonds are generally subject to greater market, credit, liquidity and interest rate risks than higher quality bonds. Prices of these securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

o  Credit Risk - Changes in the credit quality rating of a security or changes in an issuer's financial condition can affect the Portfolio. A default on a security held by the Portfolio could cause the value of you investment in the Portfolio to decline. Investments in bank loans and lower rated debt securities involve higher credit risks. There is a relatively higher risk that the issuer of such loans or debt securities will fail to make timely payments of interest or principal, or go bankrupt. Credit risk may be high for the Portfolio because it invests in lower rated investment quality fixed income securities.

o  Liquidity Risk - Bank loans, high yield bonds, floating rate securities and lower rated securities may experience illiquidity, particularly during certain periods of financial or economic distress, causing the value of the investments to decline. The Portfolio might find it more difficult to sell the investments when illiquid or receive less than the security is worth were the security sold. Additionally, the Portfolio may own securities for which no market is expected to develop and which are, therefore, unlikely to have a market price readily available at any time. In the absence of readily available market prices or, as is expected to be the case for certain illiquid asset-backed investments, the absence of any pricing service or observable pricing inputs, the valuation process will depend on the evaluation of factors such as prevailing interest rates, creditworthiness of the issuer, the relative value of the cash flows represented by the underlying assets and other factors. The resulting values, although arrived upon through a good faith process, may be inaccurate and may affect the Portfolio's net asset value.
Performance
The following performance information indicates some of the risks of investing in the Portfolio. The bar chart provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's total return has varied for annual periods through December 31, 2011. Following the bar chart is the Portfolio's highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Portfolio's average return over time compared with broad-based market indices Past performance (before and after taxes) will not necessarily continue in the future. Updated performance is available at
www.rochdale.com.
Calendar Year Total Returns	[1]

Quarterly Return Quarter Ended Highest 21.25% 6/30/2001 Lowest -23.63% 9/30/2001
Average Annual Total Return as of December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Rochdale Dividend & Income Portfolio	Return Before Taxes	[1]	9.02%	3.33%	4.31%
Rochdale Dividend & Income Portfolio After Taxes on Distributions	Return After Taxes on Distributions	[1]	7.59%	1.92%	3.38%
Rochdale Dividend & Income Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	[1]	5.83%	2.04%	3.27%
Rochdale Dividend & Income Portfolio S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.25%)	2.92%
Rochdale Dividend & Income Portfolio Dow Jones Select Dividend Index	Dow Jones Select Dividend Index (reflects no deduction for fees expenses or taxes)		12.42%	(0.66%)	5.90%
Rochdale Dividend & Income Portfolio Lipper Equity Income Category Average	Lipper Equity Income Category Average		3.10%	0.45%	4.42%
[1]	Prior to June 27, 2003, the Portfolio operated as the Rochdale Alpha Portfolio, with a different investment objective and an aggressive mid- and small-cap strategy.

After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

[1]	Prior to June 27, 2003, the Dividend & Income Portfolio operated as the Rochdale Alpha Portfolio, with a different investment strategy.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 13, 2012
Rochdale Dividend & Income Portfolio (Prospectus Summary) | Rochdale Dividend & Income Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rochdale Dividend & Income Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide significant income and,
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	as a secondary focus, long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 20.60% of the average
		value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.60%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Portfolio do not correlate to the "Ratio of expenses to average net assets: Before fees waived and expenses absorbed/recouped" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year
		and that the Portfolio's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily in income-generating securities, including dividend-paying equity and fixed income securities. Generally, the Portfolio will invest at least 50% of its assets in dividend-paying equity securities. Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities and real estate investment trusts ("REITS"). Companies of any size may be considered for investment. Equity investments consist primarily of domestic securities, but the Portfolio also may invest up to 25% of its total assets in dividend-
and income-generating foreign securities, including those of emerging markets. The Portfolio may invest in debt securities of any maturity or duration including those from corporate and municipal issuers as well as asset-backed securities. No more than 15% of the Portfolio's assets at cost may be invested in debt securities, convertible securities, or preferred stocks deemed below investment grade (also known as "Junk Bonds"). The
Portfolio may invest in debt securities of any maturity or duration including those from both corporate and municipal issuers as well as asset-
backed securities. The Advisor expects that the equity securities in which it invests will generate a higher yield and have lower price/earnings than similar funds over the long term, although there can be no assurance that the Portfolio will do so.

In selecting equity securities, the Advisor will seek companies that pay above-average, stable dividend yields and have the ability to grow yields over time. In selecting fixed income securities for the Portfolio, the
Advisor seeks securities with attractive rates of current income with consideration to the credit quality of the issuer and the maturity, duration, and other characteristics of the obligation. Once purchased, companies are monitored for changes in their fundamentals and in industry conditions.
Nevertheless, the Portfolio may continue to own a security as long as the dividend or interest yields satisfy the Portfolio's objectives, the credit quality meets the Advisor's fundamental criteria, valuation is attractive,
		and industry trends remain favorable.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	As with all mutual funds, there is the risk that you could lose money on your investment in the Portfolio. Risks that could adversely affect the value of your investment include:

o  General Market Risk - The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole.

o  Management Risk - The risk that the Advisor's security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.

o  Interest Rate Risk - Interest rate changes may cause the prices of fixed-income securities held by the Portfolio to fall. This risk may affect lower rated securities and floating rate securities to a greater extent than other types of debt securities, Additionally, especially during periods of declining interest rates, borrowers may pay back principal before the scheduled due date, requiring the Portfolio to replace a particular loan or bond with another, lower-yield security.

o  Equity Market Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of the issuer may be limited. The market may also undervalue the stocks held by the Portfolio. Additionally, a rise in interest rates may result in a decline in the equity market.

o  Real Estate Investment Trusts ("REITs") Risk - REITs' share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment.

o  Foreign Securities Risk - Foreign securities may be adversely affected by foreign economic and political conditions, currency fluctuations, taxation policies, and/or accounting and auditing standards. Such risks may be greater in the case of investments in emerging markets.

o  Small and Medium-Size Company Risk - The stocks held by the Portfolio may include smaller companies, which are typically more volatile and less liquid than larger companies.

o  Dividend Tax Treatment Risk - The risk that there is a significant change in legislation or policy affecting taxation on dividends.

o  High Yield Bond Risk - High yield bonds are considered speculative under traditional investment standards. High yield bonds are generally subject to greater market, credit, liquidity and interest rate risks than higher quality bonds. Prices of these securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

o  Credit Risk - Changes in the credit quality rating of a security or changes in an issuer's financial condition can affect the Portfolio. A default on a security held by the Portfolio could cause the value of you investment in the Portfolio to decline. Investments in bank loans and lower rated debt securities involve higher credit risks. There is a relatively higher risk that the issuer of such loans or debt securities will fail to make timely payments of interest or principal, or go bankrupt. Credit risk may be high for the Portfolio because it invests in lower rated investment quality fixed income securities.

o  Liquidity Risk - Bank loans, high yield bonds, floating rate securities and lower rated securities may experience illiquidity, particularly during certain periods of financial or economic distress, causing the value of the investments to decline. The Portfolio might find it more difficult to sell the investments when illiquid or receive less than the security is worth were the security sold. Additionally, the Portfolio may own securities for which no market is expected to develop and which are, therefore, unlikely to have a market price readily available at any time. In the absence of readily available market prices or, as is expected to be the case for certain illiquid asset-backed investments, the absence of any pricing service or observable pricing inputs, the valuation process will depend on the evaluation of factors such as prevailing interest rates, creditworthiness of the issuer, the relative value of the cash flows represented by the underlying assets and other factors. The resulting values, although arrived upon through a good faith process, may be inaccurate and may affect the Portfolio's net
		asset value.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money on your investment in the Portfolio.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Portfolio. The bar chart provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's total return has varied for annual periods through December 31, 2011. Following the bar chart is the Portfolio's highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Portfolio's average return over time compared with broad-based market indices Past performance (before and after taxes) will not necessarily continue in the future. Updated performance is available at
		www.rochdale.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Portfolio.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rochdale.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) will not necessarily continue in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock	Quarterly Return Quarter Ended Highest 21.25% 6/30/2001 Lowest -23.63% 9/30/2001
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements
		such as 401(k) plans or IRAs.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2011
Rochdale Dividend & Income Portfolio (Prospectus Summary) | Rochdale Dividend & Income Portfolio | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Rochdale Dividend & Income Portfolio (Prospectus Summary) | Rochdale Dividend & Income Portfolio | Dow Jones Select Dividend Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Select Dividend Index (reflects no deduction for fees expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.66%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.90%
Rochdale Dividend & Income Portfolio (Prospectus Summary) | Rochdale Dividend & Income Portfolio | Lipper Equity Income Category Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Equity Income Category Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.42%
Rochdale Dividend & Income Portfolio (Prospectus Summary) | Rochdale Dividend & Income Portfolio | Rochdale Dividend & Income Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 45 days or less of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	447
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	772
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,691
Annual Return 2002	rr_AnnualReturn2002	(31.27%)
Annual Return 2003	rr_AnnualReturn2003	31.15%
Annual Return 2004	rr_AnnualReturn2004	15.79%
Annual Return 2005	rr_AnnualReturn2005	1.65%
Annual Return 2006	rr_AnnualReturn2006	22.10%
Annual Return 2007	rr_AnnualReturn2007	1.91%
Annual Return 2008	rr_AnnualReturn2008	(24.31%)
Annual Return 2009	rr_AnnualReturn2009	19.21%
Annual Return 2010	rr_AnnualReturn2010	17.48%
Annual Return 2011	rr_AnnualReturn2011	2.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.63%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.31%
Rochdale Dividend & Income Portfolio (Prospectus Summary) | Rochdale Dividend & Income Portfolio | Rochdale Dividend & Income Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.38%
Rochdale Dividend & Income Portfolio (Prospectus Summary) | Rochdale Dividend & Income Portfolio | Rochdale Dividend & Income Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.27%

[1]	Prior to June 27, 2003, the Dividend & Income Portfolio operated as the Rochdale Alpha Portfolio, with a different investment strategy.
[2]	The Total Annual Fund Operating Expenses for the Portfolio do not correlate to the "Ratio of expenses to average net assets: Before fees waived and expenses absorbed/recouped" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.
[3]	Prior to June 27, 2003, the Portfolio operated as the Rochdale Alpha Portfolio, with a different investment objective and an aggressive mid- and small-cap strategy.

Rochdale Intermediate Fixed Income Portfolio (Prospectus Summary) | Rochdale Intermediate Fixed Income Portfolio
Rochdale Intermediate Fixed Income Portfolio
Investment Objective
The Portfolio seeks current income and, to the extent consistent with this goal, capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Rochdale Intermediate Fixed Income Portfolio
Redemption Fee (as a percentage of amount redeemed within 45 days or less of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rochdale Intermediate Fixed Income Portfolio
Management Fees		0.40%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.50%
Total Annual Fund Operating Expenses		1.15%
Plus: Recouped Management Fees	[1]	0
Total Annual Fund Operating Expenses Plus Recouped Management Fees		1.15%
[1]	The Advisor may request recoupment for management fee waivers and/or Portfolio expense payments made in the prior three fiscal years.

Example
This example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (taking into account the contractual expense limitation in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rochdale Intermediate Fixed Income Portfolio	117	365	632	1,398

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the
Portfolio's portfolio turnover rate was 58.40% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio purchases debt obligations of government and corporate issuers that provide an attractive rate of current income or provide for an attractive return based on the maturity, duration, and credit quality of the issuer relative to comparable issuers. The Portfolio may also invest in bank loans. The Portfolio will invest at least 80% of its assets in fixed income securities with, under normal market conditions, at least 65% invested in investment grade fixed-income securities. This means that the Portfolio may invest significantly in non-investment grade fixed-income securities, often referred to in the marketplace as "junk bonds." Fixed income securities in which the Portfolio will invest may include asset-backed securities. Portfolio will purchase debt instruments with the intention of holding them to maturity and does not expect to meaningfully shift its holdings in anticipation of interest rate movements. Ordinarily, the Portfolio will seek to have an average portfolio maturity and duration between 3 and 10 years. One of the potential advantages of the intermediate term structure for the portfolio strategy will be to benefit from the generally higher rate of current income these debt obligations provide as compared to shorter maturity debt obligations.

Once purchased, investments are monitored for changes in their fundamentals and in industry conditions. Nevertheless, the Portfolio may continue to own a security as long as the dividend or interest yields satisfy the Portfolio's objectives, the credit quality meets the Advisor's fundamental criteria, valuation is attractive, and industry trends remain favorable.
Principal Investment Risks
As with all mutual funds, there is the risk that you could lose money on your investment in the Portfolio. The principal risks that could adversely affect the value of your investment include:

o  General Market Risk - The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole.

o  Management Risk - The risk that the Advisor's security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.

o  Interest Rate Risk - Interest rate changes may cause the prices of fixed-
   income securities held by the Portfolio to fall. This risk may affect lower rated securities and floating rate securities to a greater extent than other types of debt securities. Additionally, especially during periods of declining interest rates, borrowers may pay back principal before the scheduled due date, requiring the Portfolio to replace a particular loan or bond with another, lower-yield security.

o  High Yield Bond Risk - High yield bonds are considered speculative under traditional investment standards. High yield bonds are generally subject to greater market, credit, liquidity and interest rate risks than higher quality bonds. Prices of these securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

o  Credit Risk - Changes in the credit quality rating of a security or changes in an issuer's financial condition can affect the Portfolio. A default on a security held by the Portfolio could cause the value of your investment in the Portfolio to decline. Investments in bank loans and lower rated debt securities involve higher credit risks. There is a relatively higher risk that the issuer of such loans or debt securities will fail to make timely payments of interest or principal, or go bankrupt. Credit risk may be high for the Portfolio because it invests in lower rated investment quality fixed income securities.

o  Liquidity Risk - Bank loans, high yield bonds, floating rate securities and lower rated securities may experience illiquidity, particularly during certain periods of financial or economic distress, causing the value of the investments to decline. The Portfolio might find it more difficult to sell the investments when illiquid or receive less than the security is worth were the security sold. Additionally, one or more of the instruments in which the Portfolio invests may be permanently illiquid in nature and market prices for these instruments are unlikely to be readily available at any time. In the absence of readily available market prices or, as is expected to be the case for certain illiquid asset-backed investments, the absence of any pricing service or observable pricing inputs, the valuation process will depend on the evaluation of factors such as prevailing interest rates, creditworthiness of the issuer, the relative value of the cash flows represented by the underlying assets and other factors. The resulting values, although arrived upon through a good faith process, may be inaccurate and may affect the Portfolio's net asset value.
Performance
The following performance information indicates some of the risks of investing in the Portfolio. The bar chart provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's total return has varied for annual periods through December 31, 2011. Following the bar chart is the Portfolio's highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Portfolio's average return over time compared with broad-based market indices. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance is available at www.rochdale.com.
Calendar Year Total Returns

Quarterly Return Quarter Ended Highest 4.68% 3/31/2001 Lowest -4.07% 9/30/2008
Average Annual Total Return as of December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Rochdale Intermediate Fixed Income Portfolio	Return Before Taxes	2.88%	3.85%	4.24%
Rochdale Intermediate Fixed Income Portfolio After Taxes on Distributions	Return After Taxes on Distributions	1.60%	2.39%	2.65%
Rochdale Intermediate Fixed Income Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.90%	2.44%	2.69%
Rochdale Intermediate Fixed Income Portfolio Barclays Capital Intermediate Government/Credit Bond Index	Barclays Capital Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.80%	5.88%	5.20%
Rochdale Intermediate Fixed Income Portfolio Lipper Intermediate Investment Grade Category Average	Lipper Intermediate Investment Grade Category Average	6.24%	5.57%	5.13%

After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. The "Return After Taxes on Distributions and
Sale of Fund shares" may be higher than other return figures because when a capital loss occurs upon redemption of Portfolio shares, a tax deduction is provided that benefits the investor.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 13, 2012
Rochdale Intermediate Fixed Income Portfolio (Prospectus Summary) | Rochdale Intermediate Fixed Income Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rochdale Intermediate Fixed Income Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks current income and, to the extent consistent with this goal, capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the
Portfolio's portfolio turnover rate was 58.40% of the average value of its
		portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.40%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (taking into
		account the contractual expense limitation in the first year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio purchases debt obligations of government and corporate issuers that provide an attractive rate of current income or provide for an attractive return based on the maturity, duration, and credit quality of the issuer relative to comparable issuers. The Portfolio may also invest in bank loans. The Portfolio will invest at least 80% of its assets in fixed income securities with, under normal market conditions, at least 65% invested in investment grade fixed-income securities. This means that the Portfolio may invest significantly in non-investment grade fixed-income securities, often referred to in the marketplace as "junk bonds." Fixed income securities in which the Portfolio will invest may include asset-backed securities. Portfolio will purchase debt instruments with the intention of holding them to maturity and does not expect to meaningfully shift its holdings in anticipation of interest rate movements. Ordinarily, the Portfolio will seek to have an average portfolio maturity and duration between 3 and 10 years. One of the potential advantages of the intermediate term structure for the portfolio strategy will be to benefit from the generally higher rate of current income these debt obligations provide as compared to shorter maturity debt obligations.

Once purchased, investments are monitored for changes in their fundamentals and in industry conditions. Nevertheless, the Portfolio may continue to own a security as long as the dividend or interest yields satisfy the Portfolio's objectives, the credit quality meets the Advisor's fundamental criteria,
		valuation is attractive, and industry trends remain favorable.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	As with all mutual funds, there is the risk that you could lose money on your investment in the Portfolio. The principal risks that could adversely affect the value of your investment include:

o  General Market Risk - The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole.

o  Management Risk - The risk that the Advisor's security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.

o  Interest Rate Risk - Interest rate changes may cause the prices of fixed-
   income securities held by the Portfolio to fall. This risk may affect lower rated securities and floating rate securities to a greater extent than other types of debt securities. Additionally, especially during periods of declining interest rates, borrowers may pay back principal before the scheduled due date, requiring the Portfolio to replace a particular loan or bond with another, lower-yield security.

o  High Yield Bond Risk - High yield bonds are considered speculative under traditional investment standards. High yield bonds are generally subject to greater market, credit, liquidity and interest rate risks than higher quality bonds. Prices of these securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

o  Credit Risk - Changes in the credit quality rating of a security or changes in an issuer's financial condition can affect the Portfolio. A default on a security held by the Portfolio could cause the value of your investment in the Portfolio to decline. Investments in bank loans and lower rated debt securities involve higher credit risks. There is a relatively higher risk that the issuer of such loans or debt securities will fail to make timely payments of interest or principal, or go bankrupt. Credit risk may be high for the Portfolio because it invests in lower rated investment quality fixed income securities.

o  Liquidity Risk - Bank loans, high yield bonds, floating rate securities and lower rated securities may experience illiquidity, particularly during certain periods of financial or economic distress, causing the value of the investments to decline. The Portfolio might find it more difficult to sell the investments when illiquid or receive less than the security is worth were the security sold. Additionally, one or more of the instruments in which the Portfolio invests may be permanently illiquid in nature and market prices for these instruments are unlikely to be readily available at any time. In the absence of readily available market prices or, as is expected to be the case for certain illiquid asset-backed investments, the absence of any pricing service or observable pricing inputs, the valuation process will depend on the evaluation of factors such as prevailing interest rates, creditworthiness of the issuer, the relative value of the cash flows represented by the underlying assets and other factors. The resulting values, although arrived upon through a good faith process, may be inaccurate and may affect the Portfolio's net
		asset value.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money on your investment in the Portfolio.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Portfolio. The bar chart provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's total return has varied for annual periods through December 31, 2011. Following the bar chart is the Portfolio's highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Portfolio's average return over time compared with broad-based market indices. Past performance (before and after taxes) will not necessarily
		continue in the future. Updated performance is available at www.rochdale.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Portfolio.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rochdale.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) will not necessarily continue in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	Quarterly Return Quarter Ended Highest 4.68% 3/31/2001 Lowest -4.07% 9/30/2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund shares" may be higher than other return figures because when a capital loss occurs upon redemption of Portfolio shares, a tax deduction is provided that benefits the investor.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. The "Return After Taxes on Distributions and
Sale of Fund shares" may be higher than other return figures because when a capital loss occurs upon redemption of Portfolio shares, a tax deduction
		is provided that benefits the investor.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2011
Rochdale Intermediate Fixed Income Portfolio (Prospectus Summary) | Rochdale Intermediate Fixed Income Portfolio | Barclays Capital Intermediate Government/Credit Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.20%
Rochdale Intermediate Fixed Income Portfolio (Prospectus Summary) | Rochdale Intermediate Fixed Income Portfolio | Lipper Intermediate Investment Grade Category Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Intermediate Investment Grade Category Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.13%
Rochdale Intermediate Fixed Income Portfolio (Prospectus Summary) | Rochdale Intermediate Fixed Income Portfolio | Rochdale Intermediate Fixed Income Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 45 days or less of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Plus: Recouped Management Fees	ck0001057120_RecoupmentOverAssets	0	[1]
Total Annual Fund Operating Expenses Plus Recouped Management Fees	rr_NetExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	632
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,398
Annual Return 2002	rr_AnnualReturn2002	9.37%
Annual Return 2003	rr_AnnualReturn2003	4.42%
Annual Return 2004	rr_AnnualReturn2004	3.47%
Annual Return 2005	rr_AnnualReturn2005	2.13%
Annual Return 2006	rr_AnnualReturn2006	3.96%
Annual Return 2007	rr_AnnualReturn2007	5.11%
Annual Return 2008	rr_AnnualReturn2008	(1.33%)
Annual Return 2009	rr_AnnualReturn2009	5.77%
Annual Return 2010	rr_AnnualReturn2010	7.01%
Annual Return 2011	rr_AnnualReturn2011	2.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.07%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.24%
Rochdale Intermediate Fixed Income Portfolio (Prospectus Summary) | Rochdale Intermediate Fixed Income Portfolio | Rochdale Intermediate Fixed Income Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.65%
Rochdale Intermediate Fixed Income Portfolio (Prospectus Summary) | Rochdale Intermediate Fixed Income Portfolio | Rochdale Intermediate Fixed Income Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.69%

[1]	The Advisor may request recoupment for management fee waivers and/or Portfolio expense payments made in the prior three fiscal years.

Rochdale Fixed Income Opportunities Portfolio (Prospectus Summary) | Rochdale Fixed Income Opportunities Portfolio
Rochdale Fixed Income Opportunities Portfolio
Investment Objective
The Portfolio seeks a high level of current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Rochdale Fixed Income Opportunities Portfolio
Redemption Fee (as a percentage of amount redeemed within 45 days or less of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rochdale Fixed Income Opportunities Portfolio
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.41%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	1.19%
[1]	The Total Annual Fund Operating Expenses for the Portfolio do not correlate to the "Ratio of expenses to average net assets: Before fees waived and expenses absorbed/recouped" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rochdale Fixed Income Opportunities Portfolio	121	378	655	1,445

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 59.65% of the average value of its portfolio.
Principal Investment Strategies
To achieve its objective, the Portfolio will invest its net assets across a spectrum of income yielding securities. The Portfolio's primary focus will be to seek investment opportunities in high yield securities and fixed and floating rate loans made to U.S. and foreign borrowers. Such investments may include both corporate and municipal issuers. In addition, the Portfolio may invest in domestic and foreign corporate bonds including convertible bonds, emerging market high yield bonds, asset backed securities, bank loans and alternative fixed income securities or "hybrid instruments." Collectively, these instruments are referred to herein as "fixed income securities."

Some of these instruments are considered derivative investments. Other derivative instruments, such as futures contracts, option on futures contracts and swaps may also be used in an effort to achieve the Portfolio's objectives, to provide exposure to the fixed income market pending direct investment or for hedging purposes.  The Portfolio may also invest in other income producing securities including, but not limited to, preferred stocks, high dividend paying stocks, and, securities issued by other investment companies (including exchange traded funds ("ETFs") and money market funds), and money market instruments when, in the judgment of the Advisor or the relevant Subadviser, such investments are consistent with the Portfolio's overall objectives. Under normal conditions, the Portfolio will invest at least 80% of its net assets (plus any borrowing for investment purposes) in fixed or floating rate income securities (including, for this purpose, cash and cash equivalents). A substantial portion of the Portfolio's assets may be held in instruments (sometimes referred to as "high yield" or "junk bonds")
that are rated below investment grade by either Moody's Investor Service or
Standard & Poor's Ratings Service or in comparable unrated securities. The
Portfolio is authorized to invest in income producing securities and other instruments without regard to the maturity of any instrument or the average maturity or duration of the Portfolio as a whole.

The security selection process includes an analysis of the issuer's financial condition, business product strength, competitive position and management experience. Once purchased, investments are monitored for changes in their fundamentals and in industry conditions. Nevertheless, the Portfolio may continue to own a security as long as the dividend or interest yields satisfy the Portfolio's objectives, the credit quality meets the Advisor's fundamental criteria, valuation is attractive, and industry trends remain favorable.
Principal Investment Risks
As with all mutual funds, there is the risk that you could lose money on your investment in the Portfolio. The principal risks that could adversely affect the value of your investment include:

o  General Market Risk - The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole.

o  Management Risk - The risk that the Advisor's security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.

o  Credit Risk - Changes in the credit quality rating of a security or changes in an issuer's financial condition can affect the Portfolio. A default on a security held by the Portfolio could cause the value of your investment in the Portfolio to decline. Investments in bank loans and lower rated debt securities involve higher credit risks. There is a relatively higher risk that the issuer of such loans or debt securities will fail to make timely payments of interest or principal, or go bankrupt.
   Credit risk may be high for the Portfolio because it invests in lower rated investment quality fixed income securities.

o  Liquidity Risk - Bank loans, high yield bonds, floating rate securities and lower rated securities may experience illiquidity, particularly during certain periods of financial or economic distress, causing the value of the investments to decline. The Portfolio might find it more difficult to sell the investments when illiquid or receive less than the security is worth were the security sold. Additionally, one or more of the instruments in which the Portfolio invests may be permanently illiquid in nature and market prices for these instruments are unlikely to be readily available at any time. In the absence of readily available market prices or, as is expected to be the case for certain illiquid asset-backed investments, the absence of any pricing service or observable pricing inputs, the valuation process will depend on the evaluation of factors such as prevailing interest rates, creditworthiness of the issuer, the relative value of the cash flows represented by the underlying assets and other factors. The resulting values, although arrived upon through a good faith process, may be inaccurate and may affect the Portfolio's net asset value.

o  Interest Rate Risk - Interest rate changes may cause the prices of fixed-income securities held by the Portfolio to fall. This risk may affect lower rated securities and floating rate securities to a greater extent than other types of debt securities. Additionally, especially during periods of declining interest rates, borrowers may pay back principal before the scheduled due date, requiring the Portfolio to replace a particular loan or bond with another, lower-yield security.

o  Derivatives Risk - The Portfolio's investment in derivative instruments, including swap, futures contracts and alternative or "hybrid" instruments, may heighten the risks associated with the Portfolio as each may result in risk of losses that exceed the amount invested. Investments in each of these instruments may also expose the Portfolio to additional volatility as well as additional risks, including valuation and tax issues, illiquidity issues, increased potential for costs to the Portfolio, and a potential reduction in gains to the Portfolio. Additionally, swaps include the risk of default by the counterparty which would result in losses to the Portfolio.

o  Foreign Securities Risk - Foreign securities may be adversely affected by foreign economic and political conditions, currency fluctuations, taxation policies, and/or accounting and auditing standards. Such risks may be greater in the case of investments in emerging markets.

o  Market Sector/Industry Risk - The Portfolio may make substantial investments in securities issued by financial institutions. The
   Portfolio's performance may be more susceptible to developments in sectors in which the Portfolio is more heavily invested.

o  Volatility Risk - Because of the speculative nature of the income securities in which the Portfolio invests, the Portfolio may fluctuate in price more than other bond and income funds.

o  High Yield Bond Risk - High yield bonds are considered speculative under traditional investment standards. High yield bonds are generally subject to greater market, credit, liquidity and interest rate risks than higher quality bonds. Prices of these securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.
Performance
The following performance information indicates some of the risks of investing in the Portfolio. The bar chart provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's total return has varied for annual periods through December 31, 2011. Following the bar chart is the Portfolio's highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Portfolio's average return over time compared with broad-based market indices which have been selected to reflect the market sectors in which the
Portfolio invests. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance is available at
www.rochdale.com.
Calendar Year Total Returns

Quarterly Return Quarter Ended Highest 4.96% 9/30/2010 Lowest -3.94% 9/30/2011
Average Annual Total Return as of December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Rochdale Fixed Income Opportunities Portfolio	Return Before Taxes	2.04%	8.67%	Jul 1, 2009
Rochdale Fixed Income Opportunities Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(0.02%)	6.35%	Jul 1, 2009
Rochdale Fixed Income Opportunities Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.52%	6.11%	Jul 1, 2009
Rochdale Fixed Income Opportunities Portfolio CSFB Leveraged Loan Index	CSFB Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	(2.04%)	7.75%	Jul 1, 2009
Rochdale Fixed Income Opportunities Portfolio Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	7.34%	Jul 1, 2009
Rochdale Fixed Income Opportunities Portfolio Barclays Capital U.S. High Yield Corporate Bond Index	Barclays Capital U.S. High Yield Corporate Bond Index (reflects no deduction for fees, expenses or taxes)	4.98%	16.39%	Jul 1, 2009
Rochdale Fixed Income Opportunities Portfolio Lipper High Current Yield Category Average	Lipper High Current Yield Category Average	2.81%		Jul 1, 2009

After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. The "Return After Taxes on Distributions and
Sale of Fund shares" may be higher than other return figures because when a capital loss occurs upon redemption of Portfolio shares, a tax deduction is provided that benefits the investor.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 13, 2012
Rochdale Fixed Income Opportunities Portfolio (Prospectus Summary) | Rochdale Fixed Income Opportunities Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rochdale Fixed Income Opportunities Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks a high level of current income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's
		portfolio turnover rate was 59.65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.65%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Portfolio do not correlate to the "Ratio of expenses to average net assets: Before fees waived and expenses absorbed/recouped" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year
		and that the Portfolio's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	To achieve its objective, the Portfolio will invest its net assets across a spectrum of income yielding securities. The Portfolio's primary focus will be to seek investment opportunities in high yield securities and fixed and floating rate loans made to U.S. and foreign borrowers. Such investments may include both corporate and municipal issuers. In addition, the Portfolio may invest in domestic and foreign corporate bonds including convertible bonds, emerging market high yield bonds, asset backed securities, bank loans and alternative fixed income securities or "hybrid instruments." Collectively, these instruments are referred to herein as "fixed income securities."

Some of these instruments are considered derivative investments. Other derivative instruments, such as futures contracts, option on futures contracts and swaps may also be used in an effort to achieve the Portfolio's objectives, to provide exposure to the fixed income market pending direct investment or for hedging purposes.  The Portfolio may also invest in other income producing securities including, but not limited to, preferred stocks, high dividend paying stocks, and, securities issued by other investment companies (including exchange traded funds ("ETFs") and money market funds), and money market instruments when, in the judgment of the Advisor or the relevant Subadviser, such investments are consistent with the Portfolio's overall objectives. Under normal conditions, the Portfolio will invest at least 80% of its net assets (plus any borrowing for investment purposes) in fixed or floating rate income securities (including, for this purpose, cash and cash equivalents). A substantial portion of the Portfolio's assets may be held in instruments (sometimes referred to as "high yield" or "junk bonds")
that are rated below investment grade by either Moody's Investor Service or
Standard & Poor's Ratings Service or in comparable unrated securities. The
Portfolio is authorized to invest in income producing securities and other instruments without regard to the maturity of any instrument or the average maturity or duration of the Portfolio as a whole.

The security selection process includes an analysis of the issuer's financial condition, business product strength, competitive position and management experience. Once purchased, investments are monitored for changes in their fundamentals and in industry conditions. Nevertheless, the Portfolio may continue to own a security as long as the dividend or interest yields satisfy the Portfolio's objectives, the credit quality meets the Advisor's fundamental criteria, valuation is attractive, and industry trends remain
		favorable.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	As with all mutual funds, there is the risk that you could lose money on your investment in the Portfolio. The principal risks that could adversely affect the value of your investment include:

o  General Market Risk - The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole.

o  Management Risk - The risk that the Advisor's security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.

o  Credit Risk - Changes in the credit quality rating of a security or changes in an issuer's financial condition can affect the Portfolio. A default on a security held by the Portfolio could cause the value of your investment in the Portfolio to decline. Investments in bank loans and lower rated debt securities involve higher credit risks. There is a relatively higher risk that the issuer of such loans or debt securities will fail to make timely payments of interest or principal, or go bankrupt.
   Credit risk may be high for the Portfolio because it invests in lower rated investment quality fixed income securities.

o  Liquidity Risk - Bank loans, high yield bonds, floating rate securities and lower rated securities may experience illiquidity, particularly during certain periods of financial or economic distress, causing the value of the investments to decline. The Portfolio might find it more difficult to sell the investments when illiquid or receive less than the security is worth were the security sold. Additionally, one or more of the instruments in which the Portfolio invests may be permanently illiquid in nature and market prices for these instruments are unlikely to be readily available at any time. In the absence of readily available market prices or, as is expected to be the case for certain illiquid asset-backed investments, the absence of any pricing service or observable pricing inputs, the valuation process will depend on the evaluation of factors such as prevailing interest rates, creditworthiness of the issuer, the relative value of the cash flows represented by the underlying assets and other factors. The resulting values, although arrived upon through a good faith process, may be inaccurate and may affect the Portfolio's net asset value.

o  Interest Rate Risk - Interest rate changes may cause the prices of fixed-income securities held by the Portfolio to fall. This risk may affect lower rated securities and floating rate securities to a greater extent than other types of debt securities. Additionally, especially during periods of declining interest rates, borrowers may pay back principal before the scheduled due date, requiring the Portfolio to replace a particular loan or bond with another, lower-yield security.

o  Derivatives Risk - The Portfolio's investment in derivative instruments, including swap, futures contracts and alternative or "hybrid" instruments, may heighten the risks associated with the Portfolio as each may result in risk of losses that exceed the amount invested. Investments in each of these instruments may also expose the Portfolio to additional volatility as well as additional risks, including valuation and tax issues, illiquidity issues, increased potential for costs to the Portfolio, and a potential reduction in gains to the Portfolio. Additionally, swaps include the risk of default by the counterparty which would result in losses to the Portfolio.

o  Foreign Securities Risk - Foreign securities may be adversely affected by foreign economic and political conditions, currency fluctuations, taxation policies, and/or accounting and auditing standards. Such risks may be greater in the case of investments in emerging markets.

o  Market Sector/Industry Risk - The Portfolio may make substantial investments in securities issued by financial institutions. The
   Portfolio's performance may be more susceptible to developments in sectors in which the Portfolio is more heavily invested.

o  Volatility Risk - Because of the speculative nature of the income securities in which the Portfolio invests, the Portfolio may fluctuate in price more than other bond and income funds.

o  High Yield Bond Risk - High yield bonds are considered speculative under traditional investment standards. High yield bonds are generally subject to greater market, credit, liquidity and interest rate risks than higher quality bonds. Prices of these securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price,
		during certain market conditions.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money on your investment in the Portfolio.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Portfolio. The bar chart provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's total return has varied for annual periods through December 31, 2011. Following the bar chart is the Portfolio's highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Portfolio's average return over time compared with broad-based market indices which have been selected to reflect the market sectors in which the
Portfolio invests. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance is available at
		www.rochdale.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Portfolio.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rochdale.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) will not necessarily continue in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	Quarterly Return Quarter Ended Highest 4.96% 9/30/2010 Lowest -3.94% 9/30/2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund shares" may be higher than other return figures because when a capital loss occurs upon redemption of Portfolio shares, a tax deduction is provided that benefits the investor.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. The "Return After Taxes on Distributions and
Sale of Fund shares" may be higher than other return figures because when a capital loss occurs upon redemption of Portfolio shares, a tax deduction
		is provided that benefits the investor.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2011
Rochdale Fixed Income Opportunities Portfolio (Prospectus Summary) | Rochdale Fixed Income Opportunities Portfolio | CSFB Leveraged Loan Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CSFB Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.04%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2009
Rochdale Fixed Income Opportunities Portfolio (Prospectus Summary) | Rochdale Fixed Income Opportunities Portfolio | Barclays Capital Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2009
Rochdale Fixed Income Opportunities Portfolio (Prospectus Summary) | Rochdale Fixed Income Opportunities Portfolio | Barclays Capital U.S. High Yield Corporate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. High Yield Corporate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2009
Rochdale Fixed Income Opportunities Portfolio (Prospectus Summary) | Rochdale Fixed Income Opportunities Portfolio | Lipper High Current Yield Category Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper High Current Yield Category Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2009
Rochdale Fixed Income Opportunities Portfolio (Prospectus Summary) | Rochdale Fixed Income Opportunities Portfolio | Rochdale Fixed Income Opportunities Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 45 days or less of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	655
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,445
Annual Return 2010	rr_AnnualReturn2010	11.10%
Annual Return 2011	rr_AnnualReturn2011	2.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.94%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2009
Rochdale Fixed Income Opportunities Portfolio (Prospectus Summary) | Rochdale Fixed Income Opportunities Portfolio | Rochdale Fixed Income Opportunities Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.02%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2009
Rochdale Fixed Income Opportunities Portfolio (Prospectus Summary) | Rochdale Fixed Income Opportunities Portfolio | Rochdale Fixed Income Opportunities Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2009

[1]	The Total Annual Fund Operating Expenses for the Portfolio do not correlate to the "Ratio of expenses to average net assets: Before fees waived and expenses absorbed/recouped" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.

Rochdale Emerging Markets Portfolio (Prospectus Summary) | Rochdale Emerging Markets Portfolio
Rochdale Emerging Markets Portfolio
Investment Objective
The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Rochdale Emerging Markets Portfolio
Redemption Fee (as a percentage of amount redeemed within 45 days or less of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rochdale Emerging Markets Portfolio
Management Fees		1.00%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.65%
Acquired Fund Fees and Expenses		0.08%
Total Annual Fund Operating Expenses	[1][2]	1.98%
[1]	The Total Annual Fund Operating Expenses for the Portfolio do not correlate to the "Ratio of expenses to average net assets: Before fees waived and expenses absorbed/recouped" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.
[2]	In addition, the data above reflects projected ratios based on the Advisor's full recoupment of expenses waived since inception of the Portfolio. Because the Portfolio had limited operations during the fiscal period ended December 31, 2011, the expense ratio is projected over a full year and is not based on the expense ration in the Financial Highlights.

Example
This example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (taking into account the expense limitation for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rochdale Emerging Markets Portfolio	201	621	1,067	2,306

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal period beginning December 15, 2011 and ending December 31, 2011, the Portfolio's portfolio turnover rate was 5.77% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio aggressively seeks maximum long-term capital appreciation by investing primarily in emerging market companies regardless of capitalization size. While the Portfolio may invest its assets in companies from any emerging market country, it is expected to focus its investments in Asia.

Rochdale Investment Management, LLC (the "Advisor") employs a macro analytical and bottom-up investment process focused on identifying long-term growth opportunities. The Advisor's approach seeks to identify investment themes with the objective of capitalizing on them within foreign emerging markets. To select specific companies, we use a two step process. The first is a financial factor analysis to identify potential companies from a large universe followed by more specific fundamental analysis to identify individual companies that we believe meet our investment objectives. The Advisor seeks to invest in companies with consumer driven demand above average revenue and earnings growth potential that are well managed, have a unique or improving market position and possess competitive advantages. The Advisor assesses the relationship between our estimate of a company's sustainable growth and earnings prospects and its stock price to determine which companies qualify for investment. The Advisor utilizes multiple valuation metrics to establish price targets. The Advisor expects to travel outside of the U.S. to visit companies and expect to meet with their top management.

Under normal market conditions, we will invest at least 80% of the Portfolio's assets, plus any borrowings for investment purposes, in the equity or fixed income securities (including common stock, preferred stock, convertible securities and corporate bonds) of companies that are operating principally in emerging market countries. Shareholders will be notified 60 days prior to any change in this policy.

Some of these companies, although smaller by U.S. standards, might rank among the largest in their countries by market capitalization. The Portfolio may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more emerging market companies without a direct investment in the underlying securities (called "participation certificates" in this prospectus, but maybe called different names by issuers).

The Portfolio normally invests in securities of issuers that (i) are primarily listed on the trading market of an emerging market country; (ii) are incorporated or have their principal business activities in an emerging market country; or (iii) derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy and/or any country that is not included in the Morgan Stanley Capital International World Index,
which measures the equity market performance of developed markets. While the
Portfolio may invest its assets in companies from any emerging market country, it is expected to focus its investments in Asia.

When determining the principality of operations in emerging markets of a company, the Advisor will generally follow the MSCI Emerging Markets Index, but may consider several factors when a security is either not included in the Index, or when we believe the characteristics of the security make it appropriate for inclusion in the Portfolio regardless of its inclusion in a particular index. For example, the Advisor may consider a company's country of incorporation, inclusion in a particular index, primary exchange, geographic locations of assets, and geographic sources of revenue. Certain securities may have characteristics that make them suitable as both an emerging market and a developed market security. Securities from the Asia-Pacific region, Eastern
Europe, or Central or South America may be purchased by the Portfolio regardless of their classification or inclusion in an index.

A substantial portion of the Portfolio's fixed income assets may be held in instruments (sometimes referred to as "high yield" or "junk bonds") that are rated below investment grade by either Moody's Investor Service or Standard &
Poor's Ratings Service or in comparable unrated securities. The Portfolio is authorized to invest in income producing securities and other instruments with out regard to the maturity of any instrument or the average maturity or duration of the Portfolio as a whole. The Portfolio may, under unusual circumstances, invest all or a significant portion of its assets in a single emerging market country. The Portfolio may also invest up to 20% of its assets in domestic and developed market debt securities or cash, or the investment equivalent.

The Advisor does not expect to restrict the Portfolio's investments to certain regions, countries or industries. The Portfolio may invest a large percentage of its assets in just a few sectors, or just a few regions or just a few emerging market countries.

The Portfolio is non-diversified meaning that it can concentrate investments in a more limited number of issuers than a diversified fund.

Up to 30% of the Portfolio may be invested in high yield bonds (sometimes referred to as "junk") issued by emerging markets companies.

Illiquid investments can be up to 15% of the Portfolio value at the time of investment.

The Portfolio intends to invest in derivatives, such as swaps, to gain access to foreign markets, in particular where direct investment may be restricted or unavailable. The Portfolio may also invest in derivative instruments, such as futures contracts, options on futures contracts, alternative or "hybrid"
instruments and swaps may also be used in an effort to achieve the Portfolio's objectives, to provide exposure to the fixed income market pending direct investment, for hedging purposes, to increase or decrease the Portfolio's exposure to a particular market, to manage or adjust the risk profile of the
Portfolio related to an investment or currency exposure, and to earn income and enhance returns. The Portfolio's exposure to derivatives will vary, is not limited to those derivatives listed, and while there is no express limitation on the Portfolio's use of these securities, it is not anticipated that derivatives will be used other than on a limited basis.

The Portfolio may invest a large percentage of its assets in a few sectors, including the financials sector.
Principal Investment Risks
All investments carry some degree of risk that will affect the value of the
Portfolio, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Portfolio.

The Portfolio is subject to the following principal investment risks:

o  General Market Risk - The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole.

o  Management Risk - The risk that the Advisor's security selections and other investment decisions might produce losses or cause the Portfolio to under perform when compared to other funds with similar investment goals.

o  Equity Market Risk - Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The market may also undervalue the stocks held by the Portfolio. Additionally, a rise in interest rates may result in a decline in the equity market.

o  Foreign Securities Risk - The risk that Investments in securities issued by
   non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between
   U.S. and foreign regulatory requirements and market practices.

o  Foreign Currency Risk - As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. "Foreign Currency Risk is the risk that that the value of a foreign currency will decline in relation to the U.S. dollar while the
   Portfolio holds securities denominated in such currency. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer's local currency.

o  Emerging Markets Risk - Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE® Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

o  Non-Diversification Risk - The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the
   "Investment Company Act"). This means that, with respect to 50% of its investment portfolio, up to 25% of the Portfolio's assets can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.
   Further, an adverse return for a single issuer may have a greater effect on overall fund performance in a non-diversified portfolio.

o  Derivatives Risk - The Portfolio's investment in derivative instruments, including swap, futures contracts and alternative or "hybrid" instruments, may heighten the risks associated with the Portfolio as each may result in risk of losses that exceed the amount invested. Investments in each of these instruments may also expose the Portfolio to additional volatility as well as additional risks, including valuation and tax issues, illiquidity issues, increased potential for costs to the Portfolio, and a potential reduction in gains to the Portfolio. Additionally, swaps include the risk of default by the counterparty which would result in losses to the Portfolio.

o  Small and Medium-Size Company Risk - Medium and Small cap stocks may be very sensitive to changing economic conditions and market downturns.

o  Growth Stock Risk - Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

o  Sector Weightings Risk - Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Portfolio invests in a few sectors it may have increased exposure to the price movements of those sectors.

o  High Yield Bond Risk - High yield bonds are considered speculative under traditional investment standards. High yield bonds are generally subject to greater market, credit, liquidity and interest rate risks than higher quality bonds. Prices of these securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

o  Financials Sector Risk - The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

o  Political and Economic Risk - Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of the Portfolio's assets from that country. In addition, the economies or emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

o  Regulatory Risk - There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

o  Credit Risk - Changes in the credit quality rating of a security or changes in an issuer's financial condition can affect the Portfolio. A default on a security held by the Portfolio could cause the value of your investment in the Portfolio to decline. Investments in bank loans and lower rated debt securities involve higher credit risks. There is a relatively higher risk that the issuer of such loans or debt securities will fail to make timely payments of interest or principal, or go bankrupt.

o  Interest Rate Risk - Interest rate changes may cause the prices of fixed-income securities held by the Portfolio to fall. This risk may affect lower rated securities and floating rate securities to a greater extent than other types of debt securities. Additionally, especially during periods of declining interest rates, borrowers may pay back principal before the scheduled due date, requiring the Portfolio to replace a particular loan or bond with another, lower-yield security.
Performance
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 13, 2012
Rochdale Emerging Markets Portfolio (Prospectus Summary) | Rochdale Emerging Markets Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rochdale Emerging Markets Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal period beginning December 15, 2011 and ending December 31, 2011, the Portfolio's portfolio turnover rate was 5.77% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.77%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Portfolio do not correlate to the "Ratio of expenses to average net assets: Before fees waived and expenses absorbed/recouped" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (taking into account the expense limitation for one year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio aggressively seeks maximum long-term capital appreciation by investing primarily in emerging market companies regardless of capitalization size. While the Portfolio may invest its assets in companies from any emerging market country, it is expected to focus its investments in Asia.

Rochdale Investment Management, LLC (the "Advisor") employs a macro analytical and bottom-up investment process focused on identifying long-term growth opportunities. The Advisor's approach seeks to identify investment themes with the objective of capitalizing on them within foreign emerging markets. To select specific companies, we use a two step process. The first is a financial factor analysis to identify potential companies from a large universe followed by more specific fundamental analysis to identify individual companies that we believe meet our investment objectives. The Advisor seeks to invest in companies with consumer driven demand above average revenue and earnings growth potential that are well managed, have a unique or improving market position and possess competitive advantages. The Advisor assesses the relationship between our estimate of a company's sustainable growth and earnings prospects and its stock price to determine which companies qualify for investment. The Advisor utilizes multiple valuation metrics to establish price targets. The Advisor expects to travel outside of the U.S. to visit companies and expect to meet with their top management.

Under normal market conditions, we will invest at least 80% of the Portfolio's assets, plus any borrowings for investment purposes, in the equity or fixed income securities (including common stock, preferred stock, convertible securities and corporate bonds) of companies that are operating principally in emerging market countries. Shareholders will be notified 60 days prior to any change in this policy.

Some of these companies, although smaller by U.S. standards, might rank among the largest in their countries by market capitalization. The Portfolio may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more emerging market companies without a direct investment in the underlying securities (called "participation certificates" in this prospectus, but maybe called different names by issuers).

The Portfolio normally invests in securities of issuers that (i) are primarily listed on the trading market of an emerging market country; (ii) are incorporated or have their principal business activities in an emerging market country; or (iii) derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy and/or any country that is not included in the Morgan Stanley Capital International World Index,
which measures the equity market performance of developed markets. While the
Portfolio may invest its assets in companies from any emerging market country, it is expected to focus its investments in Asia.

When determining the principality of operations in emerging markets of a company, the Advisor will generally follow the MSCI Emerging Markets Index, but may consider several factors when a security is either not included in the Index, or when we believe the characteristics of the security make it appropriate for inclusion in the Portfolio regardless of its inclusion in a particular index. For example, the Advisor may consider a company's country of incorporation, inclusion in a particular index, primary exchange, geographic locations of assets, and geographic sources of revenue. Certain securities may have characteristics that make them suitable as both an emerging market and a developed market security. Securities from the Asia-Pacific region, Eastern
Europe, or Central or South America may be purchased by the Portfolio regardless of their classification or inclusion in an index.

A substantial portion of the Portfolio's fixed income assets may be held in instruments (sometimes referred to as "high yield" or "junk bonds") that are rated below investment grade by either Moody's Investor Service or Standard &
Poor's Ratings Service or in comparable unrated securities. The Portfolio is authorized to invest in income producing securities and other instruments with out regard to the maturity of any instrument or the average maturity or duration of the Portfolio as a whole. The Portfolio may, under unusual circumstances, invest all or a significant portion of its assets in a single emerging market country. The Portfolio may also invest up to 20% of its assets in domestic and developed market debt securities or cash, or the investment equivalent.

The Advisor does not expect to restrict the Portfolio's investments to certain regions, countries or industries. The Portfolio may invest a large percentage of its assets in just a few sectors, or just a few regions or just a few emerging market countries.

The Portfolio is non-diversified meaning that it can concentrate investments in a more limited number of issuers than a diversified fund.

Up to 30% of the Portfolio may be invested in high yield bonds (sometimes referred to as "junk") issued by emerging markets companies.

Illiquid investments can be up to 15% of the Portfolio value at the time of investment.

The Portfolio intends to invest in derivatives, such as swaps, to gain access to foreign markets, in particular where direct investment may be restricted or unavailable. The Portfolio may also invest in derivative instruments, such as futures contracts, options on futures contracts, alternative or "hybrid"
instruments and swaps may also be used in an effort to achieve the Portfolio's objectives, to provide exposure to the fixed income market pending direct investment, for hedging purposes, to increase or decrease the Portfolio's exposure to a particular market, to manage or adjust the risk profile of the
Portfolio related to an investment or currency exposure, and to earn income and enhance returns. The Portfolio's exposure to derivatives will vary, is not limited to those derivatives listed, and while there is no express limitation on the Portfolio's use of these securities, it is not anticipated that derivatives will be used other than on a limited basis.

The Portfolio may invest a large percentage of its assets in a few sectors, including the financials sector.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	All investments carry some degree of risk that will affect the value of the
Portfolio, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Portfolio.

The Portfolio is subject to the following principal investment risks:

o  General Market Risk - The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole.

o  Management Risk - The risk that the Advisor's security selections and other investment decisions might produce losses or cause the Portfolio to under perform when compared to other funds with similar investment goals.

o  Equity Market Risk - Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The market may also undervalue the stocks held by the Portfolio. Additionally, a rise in interest rates may result in a decline in the equity market.

o  Foreign Securities Risk - The risk that Investments in securities issued by
   non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between
   U.S. and foreign regulatory requirements and market practices.

o  Foreign Currency Risk - As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. "Foreign Currency Risk is the risk that that the value of a foreign currency will decline in relation to the U.S. dollar while the
   Portfolio holds securities denominated in such currency. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer's local currency.

o  Emerging Markets Risk - Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE® Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

o  Non-Diversification Risk - The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the
   "Investment Company Act"). This means that, with respect to 50% of its investment portfolio, up to 25% of the Portfolio's assets can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.
   Further, an adverse return for a single issuer may have a greater effect on overall fund performance in a non-diversified portfolio.

o  Derivatives Risk - The Portfolio's investment in derivative instruments, including swap, futures contracts and alternative or "hybrid" instruments, may heighten the risks associated with the Portfolio as each may result in risk of losses that exceed the amount invested. Investments in each of these instruments may also expose the Portfolio to additional volatility as well as additional risks, including valuation and tax issues, illiquidity issues, increased potential for costs to the Portfolio, and a potential reduction in gains to the Portfolio. Additionally, swaps include the risk of default by the counterparty which would result in losses to the Portfolio.

o  Small and Medium-Size Company Risk - Medium and Small cap stocks may be very sensitive to changing economic conditions and market downturns.

o  Growth Stock Risk - Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

o  Sector Weightings Risk - Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Portfolio invests in a few sectors it may have increased exposure to the price movements of those sectors.

o  High Yield Bond Risk - High yield bonds are considered speculative under traditional investment standards. High yield bonds are generally subject to greater market, credit, liquidity and interest rate risks than higher quality bonds. Prices of these securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

o  Financials Sector Risk - The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

o  Political and Economic Risk - Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of the Portfolio's assets from that country. In addition, the economies or emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

o  Regulatory Risk - There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

o  Credit Risk - Changes in the credit quality rating of a security or changes in an issuer's financial condition can affect the Portfolio. A default on a security held by the Portfolio could cause the value of your investment in the Portfolio to decline. Investments in bank loans and lower rated debt securities involve higher credit risks. There is a relatively higher risk that the issuer of such loans or debt securities will fail to make timely payments of interest or principal, or go bankrupt.

o  Interest Rate Risk - Interest rate changes may cause the prices of fixed-income securities held by the Portfolio to fall. This risk may affect lower rated securities and floating rate securities to a greater extent than other types of debt securities. Additionally, especially during periods of declining interest rates, borrowers may pay back principal before the scheduled due date, requiring the Portfolio to replace a particular loan or bond with another, lower-yield security.
Risk, Lose Money	rr_RiskLoseMoney	All investments carry some degree of risk that will affect the value of the Portfolio, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Portfolio.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the "Investment Company Act"). This means that, with respect to 50% of its investment portfolio, up to 25% of the Portfolio's assets can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio. Further, an adverse return for a single issuer may have a greater effect on overall fund performance in a non-diversified portfolio.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
Rochdale Emerging Markets Portfolio (Prospectus Summary) | Rochdale Emerging Markets Portfolio | Rochdale Emerging Markets Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 45 days or less of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	201
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	621
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,067
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,306

[1]	The Total Annual Fund Operating Expenses for the Portfolio do not correlate to the "Ratio of expenses to average net assets: Before fees waived and expenses absorbed/recouped" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.
[2]	In addition, the data above reflects projected ratios based on the Advisor's full recoupment of expenses waived since inception of the Portfolio. Because the Portfolio had limited operations during the fiscal period ended December 31, 2011, the expense ratio is projected over a full year and is not based on the expense ration in the Financial Highlights.